Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

Effective immediately, the following changes are made to the prospectus:

•  The following replaces the table included under the section titled "Summary Information—Fund Fees and Expenses" on page 23 of the prospectus for the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Management Fees	[1]	0.49%
Other Expenses		none
Total Annual Fund Operating Expenses	[1]	0.49%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.80% to 0.49%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

Example

•  The following replaces the section titled "Summary Information—Example" on page 23 of the prospectus for the PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio	50	157	274	616